Bank Premises, Furniture, Fixtures and Equipment - Summary of Lease Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Operating lease cost	$ 364	$ 473
Short-term lease cost	23	23
Total lease cost	$ 387	$ 496